Borrowings	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Borrowings

NOTE 8 – BORROWINGS

Short-term borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased, and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2019	2018
Balance at year-end	$38,889	$37,415
Average balance outstanding	37,258	41,334
Maximum month-end balance	38,889	44,155
Weighted-average rate at year-end	0.51%	1.01%
Weighted-average rate during the year	0.85	0.81

Average balances outstanding during the year represent daily average balances; average interest rates represent interest expenses divided by the related average balances.

The following table provides additional detail regarding repurchase agreements accounted for as secured borrowings:

	Remaining Contractual Maturity Overnight and Continuous
(Dollars in thousands)	December 31, 2019	December 31, 2018
Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$39,058	$37,574
Repurchase agreements	38,889	37,415

Other borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2019	2018
Fixed-rate amortizing	4/1/24	6/1/37	1.88%	1.16%	2.01%	$6,330	$8,525

Maturities of other borrowings at December 31, 2019, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate
2020	$1,665	1.84
2021	1,258	1.85
2022	946	1.86
2023	707	1.87
2024 and beyond	1,754	1.94
	$6,330	1.88%

Monthly principal and interest payments, as well as 10% – 20% principal curtailments on the borrowings’ anniversary dates are due on the fixed-rate amortizing borrowings. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2019 the Company had the capacity to borrow an additional $96.6 million from the FHLB.